Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The carrying amounts of intangible assets are as follows:

	As at
	December 31, 2018	December 31, 2017
	$	$
Customer relationships At cost, less accumulated amortization of $8.2 million (2017 - $6.0 million) (1)	9,724	11,853
Customer contracts At cost, less accumulated amortization of $2.7 million (2017 - $2.0 million) (1)	1,901	2,642
Favorable time-charter out contracts At cost, less accumulated amortization of $nil (2017 - $0.2 million)	—	110
	11,625	14,605

(1)
The customer relationships and customer contracts are being amortized over weighted average amortization periods of 10 years and 7.6 years, respectively. Amortization of intangible assets for the year ended December 31, 2018 was $2.9 million (2017 - $3.3 million, 2016 - $3.9 million). Amortization of intangible assets for the five years subsequent to 2018 is expected to be $2.2 million (2019), $2.0 million (2020), $1.8 million (2021), $1.6 million (2022), $1.5 million (2023) and $2.5 million (thereafter).